UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22078

Master Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, NY 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas, 12th Floor
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code:  212-713 3000

Date of fiscal year end:  April 30

Date of reporting period:  January 31, 2010

Item 1.  Schedule of Investments

Prime Master Fund
Schedule of investments – January 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

US government and agency obligations—14.35%

Federal Farm Credit Bank
0.138%, due 02/18/10[1]	137,000,000	137,000,000
0.340%, due 01/14/11[2]	150,000,000	149,508,417
Federal Home Loan Bank
0.191%, due 02/09/10[1]	230,000,000	230,005,822
0.413%, due 02/13/10[1]	113,000,000	113,000,000
0.420%, due 03/01/10[2]	123,200,000	123,159,755
0.875%, due 03/30/10	150,000,000	150,156,193
0.151%, due 04/13/10[1]	79,000,000	78,998,926
0.800%, due 05/05/10	150,000,000	149,996,178
0.550%, due 06/10/10	150,000,000	150,016,954
0.600%, due 06/21/10	75,000,000	74,977,600
0.440%, due 09/01/10[2]	47,000,000	46,878,218
0.500%, due 10/15/10	83,750,000	83,746,236
0.430%, due 11/04/10	167,500,000	167,547,770
0.500%, due 12/28/10	89,000,000	89,000,000
0.375%, due 01/19/11	27,615,000	27,615,000
Federal Home Loan Mortgage Corp.*
4.875%, due 02/09/10	195,000,000	195,190,085
0.430%, due 05/17/10[2]	197,500,000	197,252,302
1.450%, due 09/10/10	50,000,000	50,277,419
Federal National Mortgage Association*
0.141%, due 04/13/10[1]	321,000,000	321,000,000
0.540%, due 07/12/10[2]	145,000,000	144,649,825
0.530%, due 08/02/10[2]	100,000,000	99,732,056
0.250%, due 08/16/10[2]	175,000,000	174,761,806
2.875%, due 10/12/10	52,750,000	53,613,548
US Treasury Bills
0.495%, due 07/29/10[2]	90,000,000	89,779,725
US Treasury Notes
2.375%, due 08/31/10	200,000,000	202,224,411
1.500%, due 10/31/10	150,000,000	151,178,193

Total US government and agency obligations (cost—$3,451,266,439)		3,451,266,439

Time deposit—0.93%

Banking-non-US—0.93%
Societe Generale, Cayman Islands
0.130%, due 02/01/10 (cost—$224,000,000)	224,000,000	224,000,000

Certificates of deposit—14.68%

Banking-non-US—13.02%
Banco Bilbao Vizcaya Argentaria SA
0.210%, due 02/25/10	200,000,000	200,000,000
0.250%, due 03/04/10	100,000,000	100,000,861
0.225%, due 04/12/10	146,000,000	146,001,418
Bank of Montreal
0.190%, due 04/15/10	300,000,000	300,000,000
Bank of Nova Scotia
1.100%, due 05/11/10	48,000,000	48,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.180%, due 02/23/10	150,000,000	150,000,000
BNP Paribas SA
0.370%, due 03/03/10	104,100,000	104,100,000
0.230%, due 03/30/10	200,000,000	200,000,000
Deutsche Bank AG
0.854%, due 03/18/10[1]	50,000,000	50,121,640

Prime Master Fund
Schedule of investments – January 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Dnb NOR ASA
0.190%, due 05/12/10	100,000,000	100,000,000
National Australia Bank Ltd.
0.210%, due 04/30/10	200,000,000	200,000,000
Natixis
0.260%, due 02/01/10[1]	100,000,000	100,000,000
0.230%, due 02/26/10	50,000,000	50,000,000
0.300%, due 03/05/10	110,000,000	109,999,512
0.300%, due 03/29/10	98,000,000	98,000,000
Nordea Bank Finland
0.750%, due 09/23/10	44,000,000	44,005,674
Societe Generale
0.500%, due 02/01/10	100,000,000	100,000,000
0.240%, due 05/21/10	100,000,000	100,000,000
Svenska Handelsbanken
0.190%, due 03/31/10	300,000,000	300,000,000
UniCredito Italiano SpA
0.210%, due 02/16/10	190,000,000	190,000,000
0.210%, due 02/25/10	285,000,000	285,000,000
Westpac Banking Corp.
0.200%, due 02/01/10[1]	111,000,000	111,000,000
0.210%, due 02/01/10[1]	45,000,000	45,000,000

		3,131,229,105

Banking-US—1.66%
Citibank N.A.
0.180%, due 02/22/10	200,000,000	200,000,000
State Street Bank & Trust Co.
0.220%, due 05/20/10	200,000,000	200,000,000

		400,000,000

Total certificates of deposit (cost—$3,531,229,105)		3,531,229,105

Commercial paper[2]—57.36%

Asset backed-banking—2.58%
Atlantis One Funding
0.220%, due 02/03/10	125,000,000	124,998,472
0.130%, due 02/05/10	71,300,000	71,298,970
0.190%, due 02/16/10	100,000,000	99,992,083
0.210%, due 03/11/10	175,000,000	174,961,209
0.190%, due 04/06/10	75,000,000	74,974,667
0.300%, due 05/06/10	75,000,000	74,941,250

		621,166,651

Asset backed-miscellaneous—19.34%
Amsterdam Funding Corp.
0.120%, due 02/02/10	51,000,000	50,999,830
0.160%, due 02/09/10	236,100,000	236,091,605
Atlantic Asset Securitization LLC
0.190%, due 02/08/10	50,000,000	49,998,153
0.200%, due 04/09/10	100,000,000	99,962,778
Barton Capital LLC
0.170%, due 02/04/10	85,014,000	85,012,796
0.130%, due 02/05/10	25,815,000	25,814,627
0.160%, due 02/24/10	35,006,000	35,002,422

Prime Master Fund
Schedule of investments – January 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[2]—(continued)

Asset backed-miscellaneous—(continued)
Bryant Park Funding LLC
0.160%, due 02/08/10	49,956,000	49,954,446
Chariot Funding LLC
0.140%, due 02/01/10	51,000,000	51,000,000
0.150%, due 02/16/10	117,296,000	117,288,669
0.150%, due 02/18/10	89,129,000	89,122,687
0.150%, due 02/26/10	51,009,000	51,003,687
Enterprise Funding Co. LLC
0.210%, due 03/16/10	70,000,000	69,982,442
0.180%, due 04/26/10	58,062,000	58,037,614
Fairway Finance Co. LLC
0.190%, due 02/08/10	40,607,000	40,605,500
0.220%, due 02/17/10	54,739,000	54,733,648
0.165%, due 03/15/10	56,420,000	56,409,139
0.190%, due 04/05/10	62,886,000	62,865,090
Jupiter Securitization Co. LLC
0.140%, due 02/08/10	232,409,000	232,402,673
Kitty Hawk Funding Corp.
0.250%, due 02/08/10	175,000,000	174,991,493
Market Street Funding LLC
0.220%, due 02/12/10	85,000,000	84,994,286
0.220%, due 02/17/10	75,000,000	74,992,667
0.200%, due 02/25/10	66,481,000	66,472,136
0.200%, due 03/12/10	40,252,000	40,243,279
Old Line Funding Corp.
0.130%, due 02/05/10	38,337,000	38,336,446
0.170%, due 03/08/10	46,709,000	46,701,280
0.190%, due 03/22/10	32,400,000	32,391,621
0.180%, due 04/06/10	52,498,000	52,481,201
0.180%, due 04/13/10	32,013,000	32,001,635
0.220%, due 06/18/10	100,244,000	100,160,074
Park Avenue Receivables Corp.
0.140%, due 02/11/10	96,000,000	95,996,267
Ranger Funding Co. LLC
0.250%, due 02/08/10	50,000,000	49,997,569
0.250%, due 02/09/10	140,000,000	139,992,222
0.230%, due 02/24/10	63,151,000	63,141,720
0.210%, due 03/12/10	25,000,000	24,994,313
0.180%, due 04/20/10	25,069,000	25,059,223
0.180%, due 04/26/10	45,026,000	45,007,089
0.180%, due 04/27/10	45,000,000	44,980,875
Regency Markets No. 1 LLC
0.180%, due 02/10/10	50,193,000	50,190,741
Sheffield Receivables Corp.
0.170%, due 03/05/10	50,000,000	49,992,444
0.185%, due 04/19/10	75,000,000	74,970,323
0.190%, due 04/19/10	60,000,000	59,975,617
0.184%, due 04/20/10	50,000,000	49,979,958
0.185%, due 04/20/10	50,000,000	49,979,958
0.180%, due 04/21/10	130,000,000	129,948,650
0.180%, due 04/26/10	60,000,000	59,974,800
Thames Asset Global Securitization No. 1
0.150%, due 02/10/10	123,196,000	123,191,380
0.160%, due 02/18/10	63,314,000	63,309,216
Thunderbay Funding
0.180%, due 02/09/10	86,524,000	86,520,539
0.190%, due 02/16/10	150,000,000	149,988,125
0.190%, due 04/16/10	38,606,000	38,590,922

Prime Master Fund
Schedule of investments – January 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[2]—(continued)

Asset backed-miscellaneous—(concluded)
0.220%, due 06/18/10	50,000,000	49,958,139
Variable Funding Capital Corp.
0.170%, due 02/16/10	50,000,000	49,996,458
0.175%, due 02/19/10	145,000,000	144,987,313
0.170%, due 03/08/10	75,000,000	74,987,604
0.180%, due 04/08/10	85,000,000	84,971,950
Windmill Funding Corp.
0.150%, due 02/24/10	100,000,000	99,990,417
0.150%, due 02/26/10	100,000,000	99,989,583
Yorktown Capital LLC
0.130%, due 02/02/10	68,858,000	68,857,751
0.200%, due 02/04/10	100,000,000	99,998,333
0.160%, due 02/12/10	100,009,000	100,004,111
0.220%, due 02/12/10	42,787,000	42,784,124

		4,652,361,658

Asset backed-securities—4.89%
Clipper Receivables Co. LLC
0.260%, due 02/16/10	250,000,000	249,972,917
0.230%, due 03/23/10	70,000,000	69,977,639
0.205%, due 04/20/10	150,000,000	149,933,375
Grampian Funding LLC
0.230%, due 02/01/10	50,000,000	50,000,000
0.350%, due 02/02/10	210,000,000	209,997,958
0.350%, due 02/05/10	150,000,000	149,994,167
0.320%, due 02/16/10	53,500,000	53,492,867
0.280%, due 02/17/10	103,000,000	102,987,182
0.260%, due 04/19/10	50,000,000	49,972,194
0.260%, due 04/22/10	50,000,000	49,971,111
0.260%, due 04/27/10	40,000,000	39,975,444

		1,176,274,854

Banking-non-US—7.49%
Banco Bilbao Vizcaya London
0.250%, due 03/17/10	300,000,000	299,908,333
Bank of Nova Scotia
0.180%, due 02/24/10	240,000,000	239,972,400
Banque et Caisse d’Epargne deL’Etat
0.210%, due 03/22/10	190,000,000	189,945,692
Dnb NOR ASA
0.200%, due 02/24/10	250,000,000	249,968,056
Groupe BPCE
0.150%, due 02/02/10	120,000,000	119,999,500
0.280%, due 03/09/10	142,000,000	141,960,240
Intesa Funding LLC
0.140%, due 02/01/10	100,000,000	100,000,000
Royal Bank of Scotland PLC
0.350%, due 02/23/10	272,000,000	271,941,822
Westpac Securities NZ Ltd.
0.311%, due 02/22/10	60,000,000	60,000,000
0.300%, due 06/11/10	128,000,000	127,861,333

		1,801,557,376

Banking-US—21.94%
Barclays US Funding Corp.
0.210%, due 02/09/10	200,000,000	199,990,667
0.200%, due 05/03/10	113,000,000	112,942,872

Prime Master Fund
Schedule of investments – January 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[2]—(continued)

Banking-US—(concluded)
BNP Paribas Finance
0.240%, due 02/03/10	200,000,000	199,997,333
Calyon N.A., Inc.
0.270%, due 02/08/10	100,000,000	99,994,750
0.180%, due 03/22/10	99,500,000	99,475,623
0.210%, due 04/05/10	300,000,000	299,889,750
CBA (Delaware) Finance, Inc.
0.125%, due 02/26/10	76,000,000	75,993,403
0.190%, due 04/06/10	200,000,000	199,932,445
0.300%, due 06/23/10	76,000,000	75,910,067
Danske Corp.
0.120%, due 02/05/10	54,425,000	54,424,274
0.125%, due 02/26/10	175,000,000	174,984,809
0.195%, due 03/11/10	150,000,000	149,969,125
0.200%, due 03/29/10	119,410,000	119,372,850
0.200%, due 04/06/10	100,000,000	99,964,444
Deutsche Bank Financial LLC
0.110%, due 02/01/10	300,000,000	300,000,000
0.230%, due 02/24/10	200,000,000	199,970,611
0.190%, due 04/07/10	300,000,000	299,897,083
Dexia Delaware LLC
0.160%, due 02/01/10	184,881,000	184,881,000
0.270%, due 02/12/10	50,000,000	49,995,875
0.275%, due 02/19/10	100,000,000	99,986,250
0.350%, due 02/22/10	100,000,000	99,979,583
0.345%, due 03/09/10	200,000,000	199,931,000
0.350%, due 03/11/10	250,000,000	249,907,639
Fortis Funding LLC
0.150%, due 02/01/10	100,000,000	100,000,000
0.180%, due 03/08/10	48,000,000	47,991,600
ING (US) Funding LLC
0.160%, due 02/08/10	50,000,000	49,998,444
0.200%, due 02/23/10	100,000,000	99,987,778
0.180%, due 04/13/10	175,000,000	174,937,875
0.280%, due 07/13/10	175,000,000	174,779,500
Natexis Banques Populaires US Finance Co. LLC
0.210%, due 02/08/10	100,000,000	99,995,917
Nordea N.A., Inc.
0.205%, due 02/19/10	196,000,000	195,979,910
0.170%, due 03/04/10	161,300,000	161,276,388
0.175%, due 03/16/10	150,000,000	149,968,646
San Paolo IMI US Financial Co.
0.120%, due 02/02/10	173,000,000	172,999,423
Societe Generale N.A., Inc.
0.245%, due 02/12/10	200,000,000	199,985,028

		5,275,291,962

Brokerage—0.49%
RBS Holdings USA, Inc.
0.200%, due 05/03/10	118,000,000	117,940,344

Finance-noncaptive diversified—0.42%
General Electric Capital Corp.
0.210%, due 05/03/10	100,000,000	99,946,917

Prime Master Fund
Schedule of investments – January 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[2]—(concluded)

Food/beverage—0.21%
Nestle Capital Corp.
0.650%, due 02/16/10	50,000,000	49,986,458

Total commercial paper (cost—$13,794,526,220)		13,794,526,220

US master note—3.33%

Brokerage—3.33%
Banc of America Securities LLC
0.280%, due 02/01/10[1,3] (cost—$800,000,000)	800,000,000	800,000,000

Short-term corporate obligations—2.73%

Banking-non-US—0.54%
Commonwealth Bank of Australia
0.269%, due 04/28/10[1,4]	53,000,000	53,000,000
Rabobank Nederland NV
0.223%, due 02/01/10[1,4]	76,000,000	76,000,000

		129,000,000

Finance-captive automotive—0.16%
Toyota Motor Credit Corp.
0.234%, due 02/10/10[1]	40,000,000	40,000,000

Supranationals—2.03%
International Bank for Reconstruction & Development
0.050%, due 02/18/10[2]	53,800,000	53,798,730
0.150%, due 02/26/10[2]	135,800,000	135,785,854
0.150%, due 03/05/10[2]	200,000,000	199,973,333
International Finance Corp.
0.700%, due 06/08/10	98,000,000	98,000,000

		487,557,917

Total short-term corporate obligations (cost—$656,557,917)		656,557,917

Prime Master Fund
Schedule of investments – January 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Repurchase agreements—7.07%

Repurchase agreement dated 01/29/10 with Banc of America Securities, 0.100% due 02/01/10, collateralized by $9,387,000 Federal Farm Credit Bank obligations, zero coupon to 7.375% due 02/09/10 to 01/17/17, $60,347,000 Federal Home Loan Bank obligations, zero coupon to 6.640% due 02/01/10 to 06/11/21, $40,027,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.480% due 02/01/10 to 12/17/29, $57,404,000 Federal Home Loan Mortgage Corp. Coupon Strips obligations, zero coupon due 07/15/11 to 01/15/30, $12,426,000 Federal Home Loan Mortgage Corp. Principal Strips obligations, 4.500% to 6.750%, due 09/15/11 to 07/15/32, $17,177,000 Federal National Mortgage Association obligations, zero coupon due 02/03/10 to 11/15/10, $116,145,000 Federal National Mortgage Association Interest Strips obligations, zero coupon due 03/23/10 to 11/15/30, $8,814,000 Federal National Mortgage Association Principal Strips obligations 4.375% to 7.125%, due 11/15/10 to 01/15/30; (value—$255,000,312); proceeds: $250,002,083

	250,000,000	250,000,000

Repurchase agreement dated 01/29/10 with Barclays Bank PLC, 0.110% due 02/01/10, collateralized by $181,648,000 Federal Home Loan Bank obligations, zero coupon due 04/05/10 and $208,844,000 Federal Home Loan Mortgage Corp. obligations, 4.340% to 4.500% due 01/15/14 to 12/18/17; (value—$408,000,837); proceeds; $400,003,667

	400,000,000	400,000,000

Repurchase agreement dated 01/29/10 with Deutsche Bank Securities, Inc., 0.110% due 02/01/10, collateralized by $66,714,000 Federal Home Loan Bank obligations, zero coupon due 02/12/10, $112,187,000 Federal Home Loan Mortgage Corp. obligations, 1.375% to 3.000% due 01/09/13 to 04/28/14 and $120,000,000 Federal National Mortgage Association obligations, 3.000% to 5.355% due 05/12/14 to 11/24/17; (value—$306,000,796); proceeds: $300,002,750

	300,000,000	300,000,000

Repurchase agreement dated 01/29/10 with Goldman Sachs & Co., 0.110% due 02/01/10, collateralized by $277,629,000 Federal Farm Credit Bank obligations, 0.570% to 5.375% due 12/06/10 to 01/22/24, $200,670,000 Federal Home Loan Bank obligations, zero coupon to 5.375% due 02/04/10 to 03/13/15 and $25,722,000 Federal Home Loan Mortgage Corp. obligations, 2.170% due 05/07/12; (value—$510,004,935); proceeds: $500,004,583

	500,000,000	500,000,000

Prime Master Fund
Schedule of investments – January 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Repurchase agreements—(concluded)

Repurchase agreement dated 01/29/10 with Morgan Stanley & Co., 0.110% due 02/01/10, collateralized by $228,550,000 Federal Home Loan Bank obligations, 1.240% to 5.250% due 09/16/11 to 10/26/29 and $25,120,000 Tennessee Valley Authority obligations, zero coupon due 02/25/10; (value—$255,315,804); proceeds; $250,002,292

	250,000,000	250,000,000

Repurchase agreement dated 01/29/10 with State Street Bank & Trust Co., 0.010% due 02/01/10, collateralized by $845,931 US Treasury Bills, zero coupon due 06/10/10 to 07/01/10; (value—$845,587); proceeds: $829,001

	829,000	829,000

Total repurchase agreements (cost—$1,700,829,000)		1,700,829,000

Total investments (cost—$24,158,408,681 which approximates cost for federal income tax purposes)[5]—100.45%		24,158,408,681

Liabilities in excess of other assets—(0.45)%		(107,187,586)

Net assets—100.00%		24,051,221,095

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
1	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of January 31, 2010, and reset periodically.
2	Interest rates shown are the discount rates at date of purchase.
3	The security detailed in the table below, which represents 3.33% of net assets, is considered liquid and restricted as of January 31, 2010.

Acquisition
			cost as a		Value as a
			percentage		percentage
	Acquisition	Acquisition	of net		of net
Restricted security	date[6]	cost ($)	assets (%)	Value ($)	assets (%)

Banc of America Securities LLC, 0.280%, 02/01/10	01/29/10	800,000,000	3.33	800,000,000	3.33

4	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.54% of net assets as of January 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
5	Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure the amortized cost approximates market value.
6	Acquisition date represents most recent reset date on variable rate securities.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical investments.
Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for identical	Other significant	Unobservable
	investments	observable inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

US government and agency obligations	—	3,451,266,439	—	3,451,266,439

Time deposit	—	224,000,000	—	224,000,000

Certificates of deposit	—	3,531,229,105	—	3,531,229,105

Commercial paper	—	13,794,526,220	—	13,794,526,220

US master note	—	800,000,000	—	800,000,000

Short-term corporate obligations	—	656,557,917	—	656,557,917

Repurchase agreements	—	1,700,829,000	—	1,700,829,000

Total	—	24,158,408,681	—	24,158,408,681

Level 3 rollforward disclosure
The following is a rollforward of the Fund’s assets that were valued using unobservable inputs for the period:

Funding
agreement ($)

Beginning balance	260,000,000

Net purchases/(sales)	(260,000,000)

Accrued discounts/(premiums)	—

Total realized gain/(loss)	—

Net change in unrealized appreciation/(depreciation)	—

Net transfers in/(out) of Level 3	—

Ending balance	—

The table below details the Fund’s activity in an affiliated issuer for the nine months ended January 31, 2010. The advisor earns a management fee from UBS Private Money Market Fund LLC

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value at	ended	ended	Value at	ended
Security description	04/30/09 ($)	01/31/10 ($)	01/31/10 ($)	01/31/10 ($)	01/31/10 ($)

UBS Private Money Market Fund LLC	102,816,000	367,633,500	470,449,500	—	7,144

Issuer breakdown by country of origin
Percentage of total investments (%)

United States	77.3

France	4.7

Spain	3.1

Australia	2.5

Canada	2.4

Italy	2.4

United Kingdom	1.6

Norway	1.4

Sweden	1.2

Cayman Islands	0.9

Japan	0.8

Luxembourg	0.8

Netherlands	0.3

Germany	0.2

Switzerland	0.2

Finland	0.2

Total	100.0

Weighted average maturity—51 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2009.

Treasury Master Fund
Schedule of investments – January 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

US government obligations—48.76%

US Treasury Bills
0.015%, due 02/04/10[1]	250,000,000	249,999,687
0.030%, due 02/25/10[1]	150,000,000	149,997,050
0.035%, due 02/25/10[1]	66,800,000	66,798,441
0.071%, due 03/04/10[1]	325,000,000	324,980,270
0.010%, due 03/11/10[1]	150,000,000	149,998,417
0.020%, due 03/18/10[1]	310,000,000	309,992,250
0.070%, due 03/18/10[1]	350,000,000	349,969,375
0.105%, due 04/01/10[1]	500,000,000	499,914,368
0.450%, due 04/01/10[1]	150,000,000	149,889,375
0.315%, due 08/26/10[1]	100,000,000	99,820,036
0.450%, due 08/26/10[1]	35,000,000	34,909,875
0.380%, due 10/21/10[1]	96,000,000	95,734,507
US Treasury Notes
2.000%, due 02/28/10	622,300,000	623,058,371
1.750%, due 03/31/10	65,000,000	65,173,876
4.500%, due 05/15/10	150,000,000	151,807,718
2.875%, due 06/30/10	100,000,000	100,917,465
2.750%, due 07/31/10	215,000,000	217,463,009
2.375%, due 08/31/10	142,000,000	143,589,350
2.000%, due 09/30/10	100,000,000	101,042,814
1.500%, due 10/31/10	30,000,000	30,235,639
0.875%, due 01/31/11	50,000,000	50,248,527

Total US government obligations (cost—$3,965,540,420)		3,965,540,420

Repurchase agreements—46.89%

Repurchase agreement dated 01/29/10 with Banc of America Securities LLC, 0.100% due 02/01/10, collateralized by $16,828,300 US Treasury Bills, zero coupon due 07/15/10, $174,141,700 US Treasury Bonds, 6.875% due 08/15/25, $445,952,000 US Treasury Bonds Principal Strips, 8.750% due 05/15/20, $56,738,900 US Treasury Inflation Index Notes 2.000% due 04/15/12 and $307,860,800 US Treasury Notes, 3.625% due 08/15/19; (value—$918,000,024); proceeds: $900,007,500	900,000,000	900,000,000

Repurchase agreement dated 01/29/10 with Barclays Bank PLC, 0.100% due 02/01/10, collateralized by $960,298,400 US Treasury Notes, 1.375% to 3.000% due 05/15/12 to 09/30/16; (value—$969,000,007); proceeds: $950,007,917	950,000,000	950,000,000

Repurchase agreement dated 01/29/10 with Deutsche Bank Securities, Inc., 0.100% due 02/01/10, collateralized by $1,820,130,000 US Treasury Bonds Principal Strips, 4.500% to 6.125% due 11/15/27 to 08/15/39, $91,549,999 US Treasury Bonds Strips, zero coupon due 05/15/14 to 11/15/19, $120,961,300 US Treasury Inflation Index Bonds, 2.375% due 01/15/27 and $112,184,700 US Treasury Inflation Index Notes, 1.375% due 07/15/18; (value—$920,550,001); proceeds: $902,507,521	902,500,000	902,500,000

Treasury Master Fund
Schedule of investments – January 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Repurchase agreements—(concluded)

Repurchase agreement dated 01/29/10 with Goldman Sachs & Co., 0.030% due 02/01/10, collateralized by $161,718,800 US Treasury Notes, 0.875% to 1.750% due 03/31/10 to 02/28/11; (value—$163,200,097); proceeds: $160,000,400	160,000,000	160,000,000

Repurchase agreement dated 01/29/10 with Morgan Stanley & Co., 0.100% due 02/01/10, collateralized by $890,968,600 US Treasury Notes, 1.125% to 4.000% due 11/15/12 to 01/15/13; (value—$918,000,039); proceeds: $900,007,500	900,000,000	900,000,000

Repurchase agreement dated 01/29/10 with State Street Bank & Trust Co., 0.010% due 02/01/10, collateralized by $530,000 US Treasury Bills, zero coupon due 07/01/10; (value—$529,375); proceeds: $515,000	515,000	515,000

Total repurchase agreements (cost—$3,813,015,000)		3,813,015,000

Total investments (cost—$7,778,555,420 which approximates cost for federal income tax purposes)[2]—95.65%		7,778,555,420

Other assets in excess of liabilities—4.35%		353,799,662

Net assets—100.00%		8,132,355,082

1	Interest rates shown are the discount rates at date of purchase.
2	Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical investments.
Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for identical	Other significant	Unobservable
	investments	observable inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

US government obligations	—	3,965,540,420	—	3,965,540,420

Repurchase agreements	—	3,813,015,000	—	3,813,015,000

Total	—	7,778,555,420	—	7,778,555,420

Weighted average maturity—42 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2009.

Tax-Free Master Fund
Schedule of investments – January 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—88.61%

Alabama—0.60%
Birmingham Special Care Facilities Financing
Authority Revenues Refunding (Methodist Home
Aging),
0.200%, VRD	5,725,000	5,725,000
Mobile County Industrial Development Authority
Pollution Control Revenue Refunding
(ExxonMobil Project),
0.200%, VRD	1,000,000	1,000,000
Mobile Downtown Redevelopment Authority
Revenue (Austal USA LLC Project),
0.190%, VRD	5,000,000	5,000,000

		11,725,000

Arizona—1.31%
AK-Chin Indian Community Revenue
0.210%, VRD	7,250,000	7,250,000
Arizona Board of Regents University Systems
Revenue Refunding, Series A,
0.130%, VRD	10,800,000	10,800,000
Pima County Industrial Development Authority
Industrial Revenue (Tucson Electric Power Co.),
0.300%, VRD	3,750,000	3,750,000
Pima County Industrial Development Authority
Industrial Revenue (Tucson Electric Power Co.-
Irvington Project),
0.300%, VRD	300,000	300,000
Salt River Project Agricultural Improvement &
Power District Electric Systems Revenue (Barclays
Capital Municipal Trust Receipts, Series 9W),
0.180%, VRD[1,2]	3,750,000	3,750,000

		25,850,000

California—2.97%
California Department of Water Resources Power
Supply Revenue, Series C-1,
0.200%, VRD	23,125,000	23,125,000
California State Economic Recovery, Series C-2,
0.200%, VRD	3,900,000	3,900,000
California Statewide Communities Development
Authority Revenue (Cottage Health Systems),
Series A,
0.150%, VRD	2,700,000	2,700,000
Metropolitan Water District Southern California
Waterworks Revenue Refunding,
Series A-1,
0.150%, VRD	9,745,000	9,745,000
Series A-2,
0.200%, VRD	9,360,000	9,360,000
Metropolitan Water District Southern California
Waterworks Revenue, Series C-1,
0.150%, VRD	9,600,000	9,600,000

		58,430,000

Tax-Free Master Fund
Schedule of investments – January 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Colorado—2.46%
Aurora Water Improvement Revenue (JP Morgan
PUTTERs, Series 2010) (AMBAC Insured),
0.250%, VRD[1,2]	12,075,000	12,075,000
Colorado Educational & Cultural Facilities Authority
Revenue (National Jewish Federation Board
Program),
Series A-9,
0.200%, VRD	1,800,000	1,800,000
Series C-6,
0.230%, VRD	5,400,000	5,400,000
Denver City & County Certificates of Participation
Refunding,
Series A1,
0.180%, VRD	10,650,000	10,650,000
Series A2,
0.180%, VRD	2,630,000	2,630,000
Series A3,
0.180%, VRD	15,800,000	15,800,000

		48,355,000

Connecticut—0.59%
Connecticut State Housing Finance Authority (CIL
Realty, Inc.),
0.200%, VRD	1,575,000	1,575,000
Connecticut State (JP Morgan PUTTERs, Series
1170) (FGIC Insured),
0.300%, VRD[1,2]	9,925,000	9,925,000

		11,500,000

District of Columbia—0.30%
District of Columbia Revenue (Pooled Loan
Program), Series A,
0.210%, VRD	5,980,000	5,980,000

Florida—7.05%
Gainesville Utilities System Revenue, Series A,
0.220%, VRD	2,495,000	2,495,000
Hillsborough County School Board Certificates of
Participation (Master Lease Program), Series A,
0.210%, VRD	12,750,000	12,750,000
Jacksonville Health Facilities Authority Hospital
Revenue Refunding (Baptist), Series D,
0.210%, VRD	11,710,000	11,710,000
Jacksonville Sales Tax (Bank of America Austin
Certificates, Series 2008-3005X) (NATL-RE
Insured),
0.210%, VRD[1,2]	8,975,000	8,975,000
JEA Electric System Revenue,
Series Three B-2,
0.210%, VRD	36,935,000	36,935,000
Series Three D-1,
0.210%, VRD	1,970,000	1,970,000
Series Three D-2-A,
0.160%, VRD	5,445,000	5,445,000

Tax-Free Master Fund
Schedule of investments – January 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Florida—(concluded)
JEA Water & Sewer Revenue System,
Series B,
0.200%, VRD	5,400,000	5,400,000
Subseries B-1,
0.160%, VRD	50,365,000	50,365,000
Orlando Utilities Commission Utility System
Revenue,
0.150%, VRD	2,600,000	2,600,000

		138,645,000

Georgia—2.54%
Atlanta Water & Wastewater Revenue,
0.180%, VRD	15,000,000	15,000,000
Forsyth County Water & Sewer Authority Revenue
(JP Morgan PUTTERs, Series 2253) (AGM
Insured),
0.200%, VRD[1,2]	9,750,000	9,750,000
Macon-Bibb County Hospital Authority Revenue
Anticipation Certificates (Medical Center Control),
0.190%, VRD	4,000,000	4,000,000
Monroe County Development Authority Pollution
Control Revenue (Oglethorpe Power Corp.), Series B,
0.200%, VRD	4,000,000	4,000,000
Municipal Electric Authority (Project One),
Subseries B,
0.200%, VRD	2,000,000	2,000,000
Private Colleges & Universities Authority Revenue
(Emory University),
Series B-2,
0.160%, VRD	8,300,000	8,300,000
Series C5,
0.160%, VRD	3,000,000	3,000,000
Thomasville Hospital Authority Revenue
Anticipation Certificates (John Archbold), Series B,
0.200%, VRD	3,835,000	3,835,000

		49,885,000

Idaho—0.62%
Idaho Tax Anticipation Notes,
2.500%, due 06/30/10	12,000,000	12,102,417

Illinois—2.71%
Chicago Board of Education Refunding (Dedicated
Revenues), Series A-2,
0.200%, VRD	5,900,000	5,900,000
Chicago Board of Education Refunding, Series B,
0.180%, VRD	3,500,000	3,500,000
Chicago (Neighborhoods Alive 21), Series B,
0.170%, VRD	8,900,000	8,900,000
Chicago (Pre-refunded with REFCORP Strips and
State and Local Government Securities to 07/01/10
@ 101), Series A (FGIC Insured),
6.750%, due 07/01/10	1,425,000	1,475,213

Tax-Free Master Fund
Schedule of investments – January 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Illinois—(concluded)
Chicago Water Revenue (Second Lien), Subseries
2000-1,
0.210%, VRD	2,500,000	2,500,000
Illinois Educational Facilities Authority Revenues
(ACI/Cultural Pooled Financing),
0.220%, VRD	14,680,000	14,680,000
Illinois Finance Authority Revenue (Art Institute of
Chicago), Series B-2,
0.250%, VRD	2,810,000	2,810,000
Illinois Finance Authority Revenue (Rehab Institute
Chicago), Series C,
0.200%, VRD	2,175,000	2,175,000
McHenry County (Bank of America Austin
Certificates, Series 2008-3025X) (AGM Insured),
0.210%, VRD[1,2]	6,600,000	6,600,000
Quad Cities Regional Economic Development
Authority Revenue (Two Rivers YMCA Project),
0.200%, VRD	4,830,000	4,830,000

		53,370,213

Indiana—2.51%
Indiana Finance Authority Revenue (Ascension
Health), Series CR-E-4 (Mandatory Put 05/17/10
@ 100),
0.390%, due 05/17/10	8,000,000	8,000,000
Indiana Finance Authority Revenue (Ascension),
Series E5 (Mandatory Put 06/15/10 @ 100),
0.330%, due 06/15/10	4,090,000	4,090,000
Indiana Municipal Power Agency Power Supply
Systems Revenue Refunding, Series A,
0.240%, VRD	4,440,000	4,440,000
Indiana State Finance Authority Revenue (Ascension
Health), Series CR-E-1,
0.160%, VRD	10,100,000	10,100,000
Indianapolis Local Public Improvement Bond Bank,
Series J,
0.270%, due 04/07/10	3,565,000	3,565,000
Marshall County Economic Development Revenue
(Culver Educational Foundation Project),
0.200%, VRD	8,400,000	8,400,000
Purdue University Revenues (Student Facilities
System), Series A,
0.170%, VRD	9,200,000	9,200,000
Purdue University Revenues (Student Fee), Series X,
5.000%, due 07/01/10	1,585,000	1,613,548

		49,408,548

Iowa—0.15%
Iowa Finance Authority Private College Revenue
Facilities (Morningside College Project),
0.200%, VRD	2,880,000	2,880,000

Tax-Free Master Fund
Schedule of investments – January 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Kansas—0.26%
Lawrence Temporary Notes, Series I,
2.000%, due 10/01/10	5,120,000	5,167,297

Kentucky—2.02%
Breckinridge County Lease Program Revenue
(Kentucky Association Leasing Trust), Series A,
0.200%, VRD	9,500,000	9,500,000
Christian County Association of County’s Leasing
Trust Lease Program, Series A,
0.200%, VRD	1,840,000	1,840,000
Pendleton County Multi-County Lease Revenue
(Associated Counties Leasing Program),
0.200%, VRD	7,000,000	7,000,000
Shelby County Lease Revenue, Series A,
0.200%, VRD	10,700,000	10,700,000
Trimble County Association of Counties Leasing
Trust Lease Program Revenue, Series A,
0.200%, VRD	5,685,000	5,685,000
Williamstown League of Cities Funding Trust Lease
Revenue, Series A,
0.180%, VRD	4,915,000	4,915,000

		39,640,000

Maine—0.15%
Maine Health & Higher Educational Facilities
Authority Revenue (JP Morgan PUTTERs, Series
1973) (AMBAC Insured),
0.250%, VRD[1,2]	2,980,000	2,980,000

Maryland—4.12%
Easton Revenue (William Hill Manor), Series C,
0.200%, VRD	3,305,000	3,305,000
Maryland Economic Development Corp. Revenue
(Howard Hughes Medical), Series A,
0.160%, VRD	10,000,000	10,000,000
Maryland Economic Development Corp. Revenue
Refunding (Howard Hughes Medical), Series B,
0.170%, VRD	14,000,000	14,000,000
Maryland Health & Higher Educational Facilities
Authority Revenue (John Hopkins University),
Series B,
0.180%, VRD	21,665,000	21,665,000
Maryland Health & Higher Educational Facilities
Authority Revenue (Stevenson University),
0.190%, VRD	12,000,000	12,000,000
Washington Suburban Sanitation District Bond
Anticipation Notes,
Series A,
0.260%, VRD	12,915,000	12,915,000
Series A-7,
0.260%, VRD	7,100,000	7,100,000

		80,985,000

Tax-Free Master Fund
Schedule of investments – January 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Massachusetts—6.22%
Massachusetts Bay Transportation Authority Sales
Tax Revenue, Series A-1,
0.220%, VRD	8,000,000	8,000,000
Massachusetts Development Finance Agency
Revenue (Boston University),
Series U-3,
0.130%, VRD	5,560,000	5,560,000
Series U-6E,
0.150%, VRD	13,500,000	13,500,000
Massachusetts Development Finance Agency
Revenue (Harvard University), Series HH,
0.160%, VRD	4,250,000	4,250,000
Massachusetts Development Finance Agency
Revenue Refunding (Higher Education-Smith
College),
0.160%, VRD	1,366,000	1,366,000
Massachusetts Development Finance Agency
Revenue (Simmons College), Series G,
0.170%, VRD	13,500,000	13,500,000
Massachusetts Health & Educational Facilities
Authority Revenue (Citigroup ROCS RR-II-R-11585),
0.190%, VRD[1,2]	10,000,000	10,000,000
Massachusetts Health & Educational Facilities
Authority Revenue (Henry Heywood), Series C,
0.190%, VRD	3,000,000	3,000,000
Massachusetts Health & Educational Facilities
Authority Revenue (Massachusetts Institute of
Technology), Series J-1,
0.200%, VRD	4,700,000	4,700,000
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts), Series A2,
0.180%, VRD	3,500,000	3,500,000
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare Systems),
Series F3,
0.200%, VRD	4,100,000	4,100,000
Series I-1,
0.200%, VRD	10,000,000	10,000,000
Series I-2,
0.160%, VRD	10,000,000	10,000,000
Massachusetts Health & Educational Facilities
Authority Revenue (Pooled Loan Program), Series N,
0.190%, VRD	9,170,000	9,170,000
Massachusetts Health & Educational Facilities
Authority Revenue (Williams College),
Series I,
0.160%, VRD	4,874,000	4,874,000
Series J,
0.180%, VRD	12,700,000	12,700,000

Tax-Free Master Fund
Schedule of investments – January 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Massachusetts—(concluded)
Massachusetts Water Resources Authority Refunding
(General Multi-Modal), Subseries C,
0.220%, VRD	4,000,000	4,000,000

		122,220,000

Michigan—1.70%
Green Lake Township Economic Development Corp.
Revenue Refunding (Interlochen Center Project),
0.200%, VRD	1,300,000	1,300,000
Michigan State Hospital Finance Authority Revenue
(Ascension Health Senior Credit),
Series B-2,
0.170%, VRD	4,000,000	4,000,000
Series B-3,
0.180%, VRD	7,800,000	7,800,000
Michigan State Notes, Series A,
2.00%, due 09/30/10	5,000,000	5,048,323
University of Michigan University Revenues
(Hospital), Series B,
0.200%, VRD	7,600,000	7,600,000
University of Michigan University Revenues
Refunding (Hospital), Series A-2,
0.200%, VRD	1,600,000	1,600,000
University of Michigan University Revenues, Series B,
0.150%, VRD	6,000,000	6,000,000

		33,348,323

Minnesota—1.71%
Arden Hills Housing & Health Care Facilities
Revenue (Presbyterian Homes), Series B,
0.200%, VRD	2,000,000	2,000,000
Midwest Consortium of Municipal Utilities Revenue
(Draw Down-Association Financing Program),
Series B,
0.180%, VRD	1,485,000	1,485,000
Minnesota State 911 Revenue (Public Safety
Commission),
2.000%, due 06/01/10	3,830,000	3,845,651
Rochester Health Care Facilities Revenue (Mayo
Clinic),
Series B,
0.130%, VRD	9,950,000	9,950,000
Series D (Mandatory Put 04/01/10 @ 100),
0.700%, due 04/01/10	3,000,000	3,000,000
Series E (Mandatory Put 05/10/10 @ 100),
0.550%, due 05/10/10	7,000,000	7,000,000
St. Cloud Health Care Revenue Refunding
(Cenracare Health Services), Series A,
0.200%, VRD	6,400,000	6,400,000

		33,680,651

Tax-Free Master Fund
Schedule of investments – January 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Mississippi—0.25%
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services), Series 1,
0.200%, VRD	5,000,000	5,000,000

Missouri—2.37%
Curators University of Missouri Systems Facilities
Revenue, Series B,
0.210%, VRD	4,700,000	4,700,000
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue (Baptist
College),
0.200%, VRD	3,900,000	3,900,000
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue (De
Smet Jesuit High School),
0.200%, VRD	4,530,000	4,530,000
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis University), Series A-1,
0.180%, VRD	500,000	500,000
Missouri State Health & Educational Facilities
Authority Health Facilities Revenue (BJC Health
Systems), Series C,
0.200%, VRD	5,000,000	5,000,000
Missouri State Health & Educational Facilities
Authority Revenue (Ascension Health), Series CR-
C-5 (Mandatory Put 05/17/10 @ 100),
0.390%, due 05/17/10	12,500,000	12,500,000
St. Joseph Industrial Development Authority Health
Facilities Revenue (Heartland Regional Medical
Center), Series A,
0.160%, VRD	2,400,000	2,400,000
St. Louis Industrial Development Authority Cultural
Facilities Revenue (Art Museum Project), Series B,
0.250%, VRD	5,150,000	5,150,000
University of Missouri Revenue (System Facilities),
Series A,
0.200%, VRD	2,725,000	2,725,000
Series B,
0.200%, VRD	5,100,000	5,100,000

		46,505,000

Montana—1.04%
Forsyth Pollution Control Revenue Refunding
(PacifiCorp Project),
0.190%, VRD	17,500,000	17,500,000
Montana Facility Finance Authority Revenue (Sisters
of Charity Health Systems),
0.210%, VRD	2,900,000	2,900,000

		20,400,000

Tax-Free Master Fund
Schedule of investments – January 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Nebraska—0.50%
Lancaster County Hospital Authority No.1 Hospital
Revenue Refunding (Bryanlgh Medical Center),
Series B-1,
0.200%, VRD	9,800,000	9,800,000

New Hampshire—0.25%
New Hampshire Health & Educational Facilities
Authority Revenue (Dartmouth College),
0.200%, VRD	5,000,000	5,000,000

New Mexico—0.71%
Albuquerque Educational Facilities Revenue
(Albuquerque Academy Project),
0.170%, VRD	3,315,000	3,315,000
New Mexico Finance Authority Transportation
Revenue Refunding (Sub Lien), Subseries B-1,
0.170%, VRD	10,700,000	10,700,000

		14,015,000

New York—10.44%
Essex County Bond Anticipation Notes,
2.000%, due 11/19/10	1,000,000	1,009,328
Metropolitan Transportation Authority Dedicated
Tax Fund Refunding, Subseries B-2,
0.200%, VRD	5,900,000	5,900,000
New York City Housing Development Corp. Multi-
Family Mortgage Revenue (The Crest), Series A,
0.200%, VRD	6,400,000	6,400,000
New York City Municipal Finance Authority Water
& Sewer Systems Revenue (Citigroup ROCS,
Series RR-II-R-11264),
0.190%, VRD[1,2]	5,470,000	5,470,000
New York City Municipal Water Finance Authority
Water & Sewer Revenue, Subseries B-4,
0.160%, VRD	6,200,000	6,200,000
New York City Municipal Water Finance Authority
Water & Sewer Systems Revenue (2nd Generation
Resolution), Series AA-3,
0.220%, VRD	39,950,000	39,950,000
New York City Transitional Finance Authority (New
York City Recovery), Series 3, Subseries 3-G,
0.180%, VRD	7,000,000	7,000,000
New York City Transitional Finance Authority,
Subseries-2A,
0.210%, VRD	3,000,000	3,000,000
New York City Trust for Cultural Resources Revenue
(Lincoln Center of Arts), Series B-2,
0.170%, VRD	4,500,000	4,500,000
New York City Trust for Cultural Resources Revenue
Refunding (American Museum of Natural History),
Series A2,
0.180%, VRD	1,600,000	1,600,000
Series B2,
0.140%, VRD	9,425,000	9,425,000

Tax-Free Master Fund
Schedule of investments – January 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

New York—(concluded)
New York City Trust for Cultural Resources Revenue
Refunding (Lincoln Center), Series A-2,
0.180%, VRD	5,900,000	5,900,000
New York City Trust for Cultural Resources Revenue
Refunding (Manhattan School of Music), Series A,
0.140%, VRD	6,800,000	6,800,000
New York Dormitory Authority Revenues (Citigroup
ROCS, Series RR-II-R-11560),
0.190%, VRD[1,2]	2,070,000	2,070,000
New York Dormitory Authority Revenues Non State
Supported Debt (Rockefeller University),
Series A,
0.160%, VRD	7,975,000	7,975,000
Series B,
0.200%, VRD	9,500,000	9,500,000
New York Dormitory Authority Revenues State
Supported Debt (University of Rochester), Series A,
0.210%, VRD	5,100,000	5,100,000
New York State Housing Finance Agency Revenue
(Normandie Court I Project),
0.200%, VRD	7,100,000	7,100,000
New York State Housing Finance Agency Revenue
(North End), Series A,
0.200%, VRD	9,000,000	9,000,000
New York State Housing Finance Agency Revenue
(West 37th Street), Series B,
0.170%, VRD	9,400,000	9,400,000
New York State Local Government Assistance Corp.
Refunding (Sub Lien), Series B-3V,
0.200%, VRD	9,000,000	9,000,000
New York State Local Government Assistance Corp.,
Series G,
0.150%, VRD	800,000	800,000
New York State Urban Development Corp. Revenue
Refunding (Service Contract), Series A-5,
0.200%, VRD	9,700,000	9,700,000
New York,
Series C,
0.210%, VRD	1,700,000	1,700,000
Subseries A-7,
0.210%, VRD	1,700,000	1,700,000
Subseries A-9,
0.200%, VRD	1,800,000	1,800,000
Subseries H-1,
0.210%, VRD	1,500,000	1,500,000
Subseries H-2,
0.200%, VRD	10,550,000	10,550,000
Suffolk County Tax Anticipation Notes,
2.000%, due 08/12/10	5,000,000	5,043,591
Triborough Bridge & Tunnel Authority Revenues
Bond Anticipation Notes,
2.000%, due 11/15/10	10,000,000	10,119,702

		205,212,621

Tax-Free Master Fund
Schedule of investments – January 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

North Carolina—3.99%
Guilford County, Series B,
0.190%, VRD	5,000,000	5,000,000
Mecklenburg County, Series B,
0.180%, VRD	10,770,000	10,770,000
New Hanover County (School),
0.180%, VRD	3,025,000	3,025,000
North Carolina Capital Facilities Finance Agency
Educational Facilities Revenue (Campbell
University),
0.200%, VRD	5,925,000	5,925,000
North Carolina Educational Facilities Finance
Agency Revenue (Duke University Project), Series A,
0.200%, VRD	7,665,000	7,665,000
North Carolina (Public Improvement), Series G,
0.130%, VRD	13,745,000	13,745,000
Raleigh Certificates of Participation (Downtown
Improvement Project), Series B-1,
0.140%, VRD	30,000,000	30,000,000
Wake County, Series B,
0.250%, VRD	2,300,000	2,300,000

		78,430,000

Ohio— 3.61%
Cleveland-Cuyahoga County Port Authority Revenue
(Carnegie/89th Garage Project),
0.200%, VRD	2,935,000	2,935,000
Columbus (Sanitation Sewer), Series 1,
0.200%, VRD	2,820,000	2,820,000
Columbus Sewer Revenue (JP Morgan PUTTERs,
Series 2456),
0.200%, VRD[1,2]	2,800,000	2,800,000
Columbus Sewer Revenue, Series B,
0.220%, VRD	3,530,000	3,530,000
Cuyahoga County Housing Revenue (Euclid Avenue
Housing Corp.), Series A,
0.160%, VRD	6,000,000	6,000,000
Ohio Economic Development Revenue (YMCA
Greater Cincinnati Project),
0.200%, VRD	3,540,000	3,540,000
Ohio Higher Educational Facilities Commission
Revenue (JP Morgan PUTTERs, Series 3244Z),
0.200%, VRD[1,2]	3,695,000	3,695,000
Ohio University General Receipts, Series B,
0.200%, VRD	39,600,000	39,600,000
Ohio Water Development Authority Pollution
Control Facilities Revenue Refunding (FirstEnergy
General Corp.), Series A,
0.200%, VRD	6,135,000	6,135,000

		71,055,000

Tax-Free Master Fund
Schedule of investments – January 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Oklahoma—1.54%
Oklahoma City Industrial & Cultural Facilities Trust
Educational Facilities Revenue (Oklahoma City
University Project),
0.210%, VRD	14,100,000	14,100,000
Oklahoma State Turnpike Authority Turnpike
Revenue Refunding (Second Senior),
Series B,
0.170%, VRD	6,100,000	6,100,000
Series D,
0.200%, VRD	10,000,000	10,000,000

		30,200,000

Oregon—0.47%
Oregon Health Sciences University Revenue,
Series B-1,
0.190%, VRD	6,000,000	6,000,000
Series B-2,
0.160%, VRD	3,300,000	3,300,000

		9,300,000

Pennsylvania—3.93%
Allegheny County Higher Education Building
Authority University Revenue (Carnegie Mellon
University),
0.190%, VRD	5,850,000	5,850,000
Allegheny County Higher Education Building
Authority University Revenue Refunding
(Carnegie Mellon University),
0.190%, VRD	5,900,000	5,900,000
Butler County Hospital Authority Hospital Revenue
(Butler Health System Project), Series A,
0.180%, VRD	4,500,000	4,500,000
Emmaus General Authority Revenue, Subseries F-22,
0.200%, VRD	2,600,000	2,600,000
Geisinger Authority Health System (Geisinger Health
System),
Series B,
0.180%, VRD	4,900,000	4,900,000
Series C,
0.180%, VRD	7,200,000	7,200,000
Pennsylvania Tax Anticipation Notes,
1.500%, due 06/30/10	20,000,000	20,098,183
Philadelphia School District Refunding, Series C,
0.160%, VRD	3,000,000	3,000,000
Pittsburgh Water & Sewer Authority Water & Sewer
Systems Revenue (1st Lien), Series B2,
0.200%, VRD	23,300,000	23,300,000

		77,348,183

South Carolina—0.32%
South Carolina Jobs Economic Development
Authority Hospital Revenue Refunding (Anmed
Health Project), Series D,
0.200%, VRD	3,065,000	3,065,000

Tax-Free Master Fund
Schedule of investments – January 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

South Carolina—(concluded)
South Carolina Jobs Economic Development
Authority Hospital Revenue Refunding (Regional
Medical Center of Orangeburg),
0.170%, VRD	3,150,000	3,150,000

		6,215,000

Tennessee—0.34%
Montgomery County Public Building Authority
Pooled Financing Revenue (Tennessee County
Loan Pool),
0.200%, VRD	1,600,000	1,600,000
Sevier County Public Building Authority (Local
Government Public Improvement), Series B-1,
0.200%, VRD	5,000,000	5,000,000

		6,600,000

Texas—8.17%
Alamo Community College District (Citigroup
ROCS),
Series RR-II-R-11406 (BHAC-CR NATL-RE
Insured),
0.190%, VRD[1,2]	9,575,000	9,575,000
Series RR-II-R-883WF (FGIC Insured),
0.180%, VRD[1,2]	7,750,000	7,750,000
Austin Water & Wastewater Systems Revenue
Refunding,
0.200%, VRD	11,810,000	11,810,000
Frisco Certificates of Obligation (Barclays Capital
Municipal Trust Receipts, Series 188) (AGM
Insured),
0.180%, VRD[1,2]	5,300,000	5,300,000
Harris County Health Facilities Development Corp.
Hospital Revenue (Baylor College of Medicine),
Series A1,
0.210%, VRD	15,750,000	15,750,000
Harris County Health Facilities Development Corp.
Revenue Refunding (Methodist Hospital Systems),
Series A-2,
0.180%, VRD	11,700,000	11,700,000
Harris County Refunding (Toll Road Senior Lien),
Series B2 (Mandatory Put 08/12/10 @ 100),
2.000%, due 08/12/10	7,000,000	7,055,754
Harris County Tax Anticipation Notes,
1.500%, due 02/25/10	3,000,000	3,002,163
Port Arthur Navigation District Refunding (Texaco,
Inc. Project),
0.200%, VRD	4,200,000	4,200,000
San Antonio Electric & Gas (Systems-Junior Lien),
0.240%, VRD	4,000,000	4,000,000
San Antonio Hotel Occupancy Revenue Refunding
(Sub Lien),
0.170%, VRD	18,950,000	18,950,000

Tax-Free Master Fund
Schedule of investments – January 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Texas— (concluded)
Tarrant County Cultural Education Facilities Finance
Corp. Revenue (Texas Health Resources), Series B,
0.200%, VRD	5,325,000	5,325,000
Texas (Citigroup ROCS, Series RR-II-R-11184),
0.190%, VRD[1,2]	6,210,000	6,210,000
Texas (JP Morgan PUTTERs, Series 3238),
0.200%, VRD[1,2]	2,165,000	2,165,000
Texas State (Bank of America Austin Certificates,
Series 2008-1053),
0.180%, VRD[1,2]	6,670,000	6,670,000
Texas State Transportation Commission Revenue (JP
Morgan PUTTERs, Series 2563),
0.200%, VRD[1,2]	3,330,000	3,330,000
Texas Tax & Revenue Anticipation Notes,
2.500%, due 08/31/10	5,000,000	5,059,570
University of Texas Permanent University Fund
System, Series A,
0.140%, VRD	2,270,000	2,270,000
University of Texas University Revenues (Financing
Systems), Series B,
0.130%, VRD	11,025,000	11,025,000
0.200%, VRD	17,270,000	17,270,000
Waco Educational Finance Corp. Revenue Refunding
(Baylor University), Series A,
0.200%, VRD	2,300,000	2,300,000

		160,717,487

Utah—0.25%
Utah Transit Authority Sales Tax Revenue, Subseries B,
0.200%, VRD	5,000,000	5,000,000

Vermont—1.36%
Vermont Educational & Health Buildings Financing
Agency Revenue (Middlebury College Project),
Series A,
0.500%, VRD	4,350,000	4,350,000
Series B
0.500%, VRD	5,300,000	5,300,000
Winooski Special Obligation Refunding, Series A,
0.210%, VRD	17,000,000	17,000,000

		26,650,000

Virginia—2.16%
Loudoun County Industrial Development Authority
Revenue (Howard Hughes Medical),
Series B,
0.140%, VRD	1,600,000	1,600,000
Series D,
0.160%, VRD	3,325,000	3,325,000
Series F,
0.160%, VRD	7,450,000	7,450,000

Tax-Free Master Fund
Schedule of investments – January 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Virginia—(concluded)
Norfolk Economic Development Authority Hospital
Facilities Revenue Refunding (Sentara
Healthcare), Series C,
0.160%, VRD	6,000,000	6,000,000
University of Virginia University Revenues
(General), Series A,
0.200%, VRD	9,290,000	9,290,000
Virginia Small Business Financing Authority
Revenue Refunding (Children’s Hospital Kings),
0.200%, VRD	6,000,000	6,000,000
Virginia University Health System Authority
Revenue (General), Series C,
0.180%, VRD	8,875,000	8,875,000

		42,540,000

Washington—5.08%
Central Puget Sound Regional Transportation
Authority Sales & Use Tax Revenue (JP Morgan
PUTTERs, Series 2643Z),
0.200%, VRD[1,2]	4,995,000	4,995,000
Energy Northwest Electric Revenue (JP Morgan
PUTTERs, Series 1282) (AMBAC-TCRs Insured),
0.250%, VRD[1,2]	14,150,000	14,150,000
Energy Northwest Electric Revenue Refunding
(Project No. 3), Series E,
0.200%, VRD	1,300,000	1,300,000
King County (Multi Modal Ltd. Tax Sewer), Series A,
0.170%, VRD	8,165,000	8,165,000
King County Sewer Revenue (Junior Lien), Series A,
0.210%, VRD	19,380,000	19,380,000
Seattle Water System Revenue (Morgan Stanley
Floater Certificates, Series 2170) (AGM Insured),
0.190%, VRD[1,2]	5,085,000	5,085,000
Snohomish County Public Utility District No. 001
Electric Revenue System (2nd Series Notes),
Series A,
2.000%, due 05/26/10	5,000,000	5,022,544
Series B,
2.000%, due 08/05/10	4,000,000	4,030,990
Washington (Citigroup ROCS, Series RR-II-R-
11145) (AGM Insured),
0.190%, VRD[1,2]	6,750,000	6,750,000
Washington Health Care Facilities Authority
Revenue (Catholic Health), Series A-5,
0.200%, VRD	7,235,000	7,235,000
Washington Housing Finance Commission Nonprofit
Revenue (St. Thomas School Project), Series B,
0.180%, VRD	10,695,000	10,695,000
Washington Housing Finance Commission Nonprofit
Revenue (YMCA Tacoma Pierce County Project),
0.160%, VRD	200,000	200,000

Tax-Free Master Fund
Schedule of investments – January 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(concluded)

Washington—(concluded)
Washington Housing Finance Commission
Multifamily Housing Revenue Refunding (New
Haven Apartments) (FNMA Insured),
0.200%, VRD	3,900,000	3,900,000
Washington (JP Morgan PUTTERs, Series 2650Z)
(AGM Insured),
0.210%, VRD[1,2]	3,995,000	3,995,000
Washington State (Citigroup ROCS, Series RR-II-R-11298) (AGM Insured),
0.190%, VRD[1,2]	4,955,000	4,955,000

		99,858,534

Wisconsin—1.55%
Milwaukee Revenue Anticipation Notes,
2.000%, due 06/30/10	11,675,000	11,745,221
University Hospitals & Clinics Authority Revenue
Refunding, Series A,
0.200%, VRD	4,870,000	4,870,000
Wisconsin Health & Educational Facilities Authority
Revenue (Aurora Health Care), Series B,
0.190%, VRD	10,000,000	10,000,000
Wisconsin Health & Educational Facilities Authority
Revenue (Meriter Hospital, Inc.), Series A,
0.200%, VRD	3,840,000	3,840,000

		30,455,221

Wyoming—0.29%
Sweetwater County Pollution Control Revenue
Refunding (PacifiCorp Project),
Series A,
0.160%, VRD	5,100,000	5,100,000
Series B,
0.190%, VRD	600,000	600,000

		5,700,000

Total municipal bonds and notes (cost—$1,742,154,495)		1,742,154,495

Tax-exempt commercial paper—9.95%

California—0.76%
Kaiser Permanente,
0.250%, due 02/09/10	15,000,000	15,000,000

Florida—1.87%
Florida Local Government,
0.350%, due 03/08/10	30,000,000	30,000,000
Hillsborough County,
0.350%, due 02/03/10	6,685,000	6,685,000

		36,685,000

Illinois—0.10%
Illinois Educational Facilities Authority Revenue,
0.280%, due 04/05/10	2,000,000	2,000,000

Tax-Free Master Fund
Schedule of investments – January 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Tax-exempt commercial paper—(concluded)

Maryland—1.55%
Baltimore County,
0.350%, due 03/01/10	30,400,000	30,400,000

Massachusetts—0.51%
Harvard University,
0.320%, due 06/01/10	10,000,000	10,000,000

Michigan—0.59%
Trinity Health Credit Group,
0.320%, due 03/01/10	11,700,000	11,700,000

Minnesota—1.15%
Mayo Clinic,
0.300%, due 03/01/10	5,000,000	5,000,000
0.300%, due 06/01/10	17,600,000	17,600,000

		22,600,000

New York—0.24%
Columbia University,
0.300%, due 04/05/10	4,780,000	4,780,000

Ohio—0.51%
Cleveland Clinic,
0.350%, due 02/17/10	10,000,000	10,000,000

Texas—1.95%
Houston Combined Utility System,
0.270%, due 03/03/10	3,750,000	3,750,000
Methodist Hospital,
0.400%, due 06/15/10	12,000,000	12,000,000
San Antonio Electric & Gas,
0.260%, due 02/08/10	10,000,000	10,000,000
0.320%, due 02/09/10	7,500,000	7,500,000
0.220%, due 03/10/10	5,000,000	5,000,000

		38,250,000

Wyoming—0.72%
PacificCorp.,
0.350%, due 02/02/10	2,000,000	2,000,000
0.250%, due 03/02/10	12,225,000	12,225,000

		14,225,000

Total tax-exempt commercial paper (cost—$195,640,000)		195,640,000

Total investments (cost—$1,937,794,495 which approximates cost for federal income tax purposes) [3]—98.56%		1,937,794,495

Other assets in excess of liabilities—1.44%		28,295,995

Net assets—100.00%		1,966,090,490

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 8.09% of net assets as of January 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Tax-Free Master Fund
Schedule of investments – January 31, 2010 (unaudited)

3	Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
BHAC	Berkshire Hathaway Assurance Corporation
CR	Custodial Receipts
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
NATL-RE	National Reinsurance
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
TCRs	Transferable Custodial Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of January 31, 2010 and reset periodically.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:
Level 1 – Unadjusted quoted prices in active markets for identical investments.
Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for identical	Other significant	Unobservable
	investments	observable inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

Municipal bonds and notes	–	1,742,154,495	–	1,742,154,495

Tax–exempt commercial paper	–	195,640,000	–	195,640,000

Total	–	1,937,794,495	–	1,937,794,495

Weighted average maturity–22 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2009.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	April 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	April 1, 2010

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	April 1, 2010